Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Other payables	175,237,562	169,861,713	24,705,360
Value added tax and other taxes payable	50,863,338	52,639,207	7,656,055
Accrued rental	2,987,206	2,151,623	312,941
Accrued utilities	2,482,032	3,307,734	481,090
Accrual for membership program	19,684,705	22,259,376	3,237,492
Other accrued expenses	5,764,060	3,839,332	558,408
Unrealized gains from disposal of long-term investment	36,723,048	–	–
Payable for business acquisition	–	10,000,000	1,454,440
Total	293,741,951	264,058,985	38,405,786